Document and Entity Information (USD $)	9 Months Ended
	Sep. 30, 2012	Nov. 14, 2012
Document And Entity Information
Entity Registrant Name	FLUOROPHARMA MEDICAL, INC.
Entity Central Index Key	0001402785
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 22,510
Entity Common Stock, Shares Outstanding		22,510,894
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012